Financial Risk Management - Market Price Fluctuations - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of equity and equity-related holdings, 10% increase	$ 6,887.9	$ 3,755.3
Hypothetical $ change effect on net earnings, 10% increase	$ 479.9	$ 248.6
Hypothetical % change in fair value, 10% increase	9.20%	10.60%
Fair value of equity and equity-related holdings, 5% increase	$ 6,597.9	$ 3,569.7
Hypothetical $ change effect on net earnings, 5% increase	$ 239.0	$ 119.6
Hypothetical % change in fair value, 5% increase	4.60%	5.20%
Fair value of equity and equity-related holdings, no change	$ 6,310.3	$ 3,394.7
Hypothetical $ change effect on net earnings, no change	$ 0.0	$ 0.0
Hypothetical % change in fair value, no change	0.00%	0.00%
Fair value of equity and equity-related holdings, 5% decrease	$ 6,023.0	$ 3,233.5
Hypothetical $ change effect on net earnings, 5% decrease	$ (238.5)	$ (106.7)
Hypothetical % change in fair value, 5% decrease	(4.60%)	(4.70%)
Fair value of equity and equity-related holdings, 10% decrease	$ 5,738.1	$ 3,082.9
Hypothetical $ change effect on net earnings, 10% decrease	$ (475.0)	$ (204.5)
Hypothetical % change in fair value, 10% decrease	(9.10%)	(9.20%)